Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Incremental borrowing rate	3.56%	2.66%
Lease liabilities include future lease payments	$ 21.1	$ 38.8
Increase in lease liabilities	352.1	357.1
Expense related to variable lease payments	17.4	18.1
Sub leasing right-of-use assets	13.8	12.3
Operating lease expenses	$ 26.1	$ 33.3